Condensed Consolidated Statements of Stockholders' Equity (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01